UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09397

The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund

Class AAA - GABUX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABUX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class AAA	$72	1.38%

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparatives, S&P 500 Utilities Index and the Lipper Utility Fund Average. Despite recent volatility, the fundamental outlook for utilities remains strong. Many companies now target annual EPS growth of 6-8% or better; demand from data centers, manufacturing, and electrification drives one of the largest infrastructure investment cycles in decades. Contributors included NextEra Energy, American Electric Power Co., Inc., and Evergy, Inc.  Detractors included Constellation Energy Corp., Sony Group, and Deutsche Telekom AG.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Utilities Fund - Class AAA	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
06/16	10,000	10,000	10,000	10,000
06/17	10,427	11,790	10,247	10,310
06/18	10,713	13,484	10,596	10,924
06/19	12,003	14,889	12,613	12,559
06/20	10,776	16,007	12,347	11,794
06/21	13,087	22,537	14,294	13,922
06/22	13,473	20,143	16,338	15,148
06/23	12,977	24,090	15,737	15,091
06/24	13,146	30,006	16,967	16,450
06/25	15,536	34,555	20,938	20,087
06/26	18,094	42,268	23,915	22,994

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class AAA	9.05%	16.47%	6.69%	6.11%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
S&P 500 Utilities Index	7.69%	14.22%	10.84%	9.11%
Lipper Utility Fund Average	8.16%	14.47%	10.56%	8.68%

Fund Statistics

  Total Net Assets$1,762,733,327
  Number of Portfolio Holdings212
  Portfolio Turnover Rate2%
  Management Fees$8,705,471

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABUX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NextEra Energy Inc.	7.4%
National Fuel Gas Co.	6.2%
American Electric Power Co. Inc.	4.0%
Evergy Inc.	3.8%
WEC Energy Group Inc.	3.1%
Southwest Gas Holdings Inc.	3.0%
Ameren Corp.	2.9%
The AES Corp.	2.4%
ONEOK Inc.	2.3%
Eversource Energy	2.3%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.0%
U.S. Government Obligations	5.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Utilities	75.5%
Other	13.5%
Communication Services	6.0%
U.S. Government Obligations	5.2%
Closed-End FundsFootnote Reference*	0.0%
Other Assets and Liabilities (Net)	(0.2)%
Footnote	Description
Footnote*	Amount represents less than 0.05%

The Gabelli Utilities Fund

Semi-Annual Shareholder Report - June 30, 2026

Class AAA - GABUX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GABUX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABUX-26-SATSR

The Gabelli Utilities Fund

Class C - GUXPX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GUXPX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class C	$110	2.13%

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparatives, S&P 500 Utilities Index and the Lipper Utility Fund Average. Despite recent volatility, the fundamental outlook for utilities remains strong. Many companies now target annual EPS growth of 6-8% or better; demand from data centers, manufacturing, and electrification drives one of the largest infrastructure investment cycles in decades. Contributors included NextEra Energy, American Electric Power Co., Inc., and Evergy, Inc.  Detractors included Constellation Energy Corp., Sony Group, and Deutsche Telekom AG.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Utilities Fund - Class C	The Gabelli Utilities Fund - Class C (includes sales charge)	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
06/16	10,000	10,000	10,000	10,000	10,000
06/17	10,363	10,363	11,790	10,247	10,310
06/18	10,549	10,549	13,484	10,596	10,924
06/19	11,745	11,745	14,889	12,613	12,559
06/20	10,462	10,462	16,007	12,347	11,794
06/21	12,601	12,601	22,537	14,294	13,922
06/22	12,874	12,874	20,143	16,338	15,148
06/23	12,308	12,308	24,090	15,737	15,091
06/24	12,373	12,373	30,006	16,967	16,450
06/25	14,504	14,504	34,555	20,938	20,087
06/26	16,775	16,775	42,268	23,915	22,994

The Class C1 Share NAVs are used to calculate performance for the periods prior to the issuance of Class C Shares on September 1, 2022.  The actual performance of Class C Shares would have been the same due to the identical fees and expenses associated with this class of shares.

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class C	8.64%	15.66%	5.89%	5.31%
The Gabelli Utilities Fund - Class C (includes sales charge)	7.64%	14.66%	5.89%	5.31%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
S&P 500 Utilities Index	7.69%	14.22%	10.84%	9.11%
Lipper Utility Fund Average	8.16%	14.47%	10.56%	8.68%

Fund Statistics

  Total Net Assets$1,762,733,327
  Number of Portfolio Holdings212
  Portfolio Turnover Rate2%
  Management Fees$8,705,471

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GUXPX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NextEra Energy Inc.	7.4%
National Fuel Gas Co.	6.2%
American Electric Power Co. Inc.	4.0%
Evergy Inc.	3.8%
WEC Energy Group Inc.	3.1%
Southwest Gas Holdings Inc.	3.0%
Ameren Corp.	2.9%
The AES Corp.	2.4%
ONEOK Inc.	2.3%
Eversource Energy	2.3%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.0%
U.S. Government Obligations	5.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Utilities	75.5%
Other	13.5%
Communication Services	6.0%
U.S. Government Obligations	5.2%
Closed-End FundsFootnote Reference*	0.0%
Other Assets and Liabilities (Net)	(0.2)%
Footnote	Description
Footnote*	Amount represents less than 0.05%

The Gabelli Utilities Fund

Semi-Annual Shareholder Report - June 30, 2026

Class C - GUXPX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GUXPX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GUXPX-26-SATSR

The Gabelli Utilities Fund

Class I - GAUIX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GAUIX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class I	$59	1.13%

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparatives, S&P 500 Utilities Index and the Lipper Utility Fund Average. Despite recent volatility, the fundamental outlook for utilities remains strong. Many companies now target annual EPS growth of 6-8% or better; demand from data centers, manufacturing, and electrification drives one of the largest infrastructure investment cycles in decades. Contributors included NextEra Energy, American Electric Power Co., Inc., and Evergy, Inc.  Detractors included Constellation Energy Corp., Sony Group, and Deutsche Telekom AG.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $50,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $50,000 Investment

Table Summary
	The Gabelli Utilities Fund - Class I	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
06/16	50,000	50,000	50,000	50,000
06/17	52,280	58,950	51,235	51,550
06/18	53,820	67,421	52,982	54,622
06/19	60,472	74,446	63,065	62,794
06/20	54,371	80,037	61,734	58,970
06/21	66,246	112,685	71,469	69,608
06/22	68,383	100,717	81,690	75,740
06/23	66,081	120,448	78,683	75,453
06/24	67,090	150,030	84,836	82,251
06/25	79,403	172,775	104,688	100,436
06/26	92,853	211,338	119,575	114,970

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class I	9.24%	16.94%	6.99%	6.39%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
S&P 500 Utilities Index	7.69%	14.22%	10.84%	9.11%
Lipper Utility Fund Average	8.16%	14.47%	10.56%	8.68%

Fund Statistics

  Total Net Assets$1,762,733,327
  Number of Portfolio Holdings212
  Portfolio Turnover Rate2%
  Management Fees$8,705,471

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GAUIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NextEra Energy Inc.	7.4%
National Fuel Gas Co.	6.2%
American Electric Power Co. Inc.	4.0%
Evergy Inc.	3.8%
WEC Energy Group Inc.	3.1%
Southwest Gas Holdings Inc.	3.0%
Ameren Corp.	2.9%
The AES Corp.	2.4%
ONEOK Inc.	2.3%
Eversource Energy	2.3%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.0%
U.S. Government Obligations	5.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Utilities	75.5%
Other	13.5%
Communication Services	6.0%
U.S. Government Obligations	5.2%
Closed-End FundsFootnote Reference*	0.0%
Other Assets and Liabilities (Net)	(0.2)%
Footnote	Description
Footnote*	Amount represents less than 0.05%

The Gabelli Utilities Fund

Semi-Annual Shareholder Report - June 30, 2026

Class I - GAUIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GAUIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAUIX-26-SATSR

The Gabelli Utilities Fund

Class A - GAUAX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GAUAX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class A	$72	1.38%

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Utilities Fund underperformed its broad-based benchmark, the S&P 500 Index and outperformed its comparatives, S&P 500 Utilities Index and the Lipper Utility Fund Average. Despite recent volatility, the fundamental outlook for utilities remains strong. Many companies now target annual EPS growth of 6-8% or better; demand from data centers, manufacturing, and electrification drives one of the largest infrastructure investment cycles in decades. Contributors included NextEra Energy, American Electric Power Co., Inc., and Evergy, Inc.  Detractors included Constellation Energy Corp., Sony Group, and Deutsche Telekom AG.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Utilities Fund - Class A	The Gabelli Utilities Fund - Class A (includes sales charge)	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
06/16	10,000	10,000	10,000	10,000	10,000
06/17	10,435	9,835	11,790	10,247	10,310
06/18	10,705	10,090	13,484	10,596	10,924
06/19	12,010	11,319	14,889	12,613	12,559
06/20	10,765	10,146	16,007	12,347	11,794
06/21	13,072	12,321	22,537	14,294	13,922
06/22	13,465	12,691	20,143	16,338	15,148
06/23	12,971	12,225	24,090	15,737	15,091
06/24	13,141	12,385	30,006	16,967	16,450
06/25	15,526	14,633	34,555	20,938	20,087
06/26	18,090	17,050	42,268	23,915	22,994

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class A	9.09%	16.52%	6.71%	6.11%
The Gabelli Utilities Fund - Class A (includes sales charge)	2.82%	9.82%	5.46%	5.48%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
S&P 500 Utilities Index	7.69%	14.22%	10.84%	9.11%
Lipper Utility Fund Average	8.16%	14.47%	10.56%	8.68%

Fund Statistics

  Total Net Assets$1,762,733,327
  Number of Portfolio Holdings212
  Portfolio Turnover Rate2%
  Management Fees$8,705,471

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GAUAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NextEra Energy Inc.	7.4%
National Fuel Gas Co.	6.2%
American Electric Power Co. Inc.	4.0%
Evergy Inc.	3.8%
WEC Energy Group Inc.	3.1%
Southwest Gas Holdings Inc.	3.0%
Ameren Corp.	2.9%
The AES Corp.	2.4%
ONEOK Inc.	2.3%
Eversource Energy	2.3%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.0%
U.S. Government Obligations	5.2%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Utilities	75.5%
Other	13.5%
Communication Services	6.0%
U.S. Government Obligations	5.2%
Closed-End FundsFootnote Reference*	0.0%
Other Assets and Liabilities (Net)	(0.2)%
Footnote	Description
Footnote*	Amount represents less than 0.05%

The Gabelli Utilities Fund

Semi-Annual Shareholder Report - June 30, 2026

Class A - GAUAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GAUAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAUAX-26-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Utilities Fund

Semiannual Report — June 30, 2026

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return per Class AAA Share of The Gabelli Utilities Fund was 9.1% compared with a total return of 7.7% for the Standard & Poor’s (S&P) 500 Utilities Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of June 30, 2026:

The Gabelli Utilities Fund

Utilities	75.5%
Other	13.5%
Communication Services	6.0%
U.S. Government Obligations	5.2%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	(0.2)%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800‑422‑3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 95.0%
	UTILITIES — 75.5%
	Electric Utilities — 39.7%
10,000	Acciona SA	$873,903	$3,167,287
172,650	Alliant Energy Corp.	3,136,878	13,171,468
517,000	American Electric Power Co. Inc.	19,301,152	70,730,770
36,000	Chubu Electric Power Co. Inc.	550,541	677,512
246,500	Duke Energy Corp.	12,971,204	31,201,970
128,000	Edison International	4,230,875	9,529,600
5,000	EDP SA, ADR	134,159	258,900
204,500	Emera Inc.	5,394,230	10,847,548
100,000	Endesa SA	2,186,478	4,556,689
290,000	Enel SpA	1,536,386	3,331,433
26,600	Entergy Corp.	1,864,881	3,055,276
772,850	Evergy Inc.	17,779,100	66,797,426
556,050	Eversource Energy	12,216,622	40,185,733
305,250	Exelon Corp.	6,736,786	14,230,755
291,291	FirstEnergy Corp.	6,191,384	13,847,974
150,000	Fortis Inc.	4,611,125	8,593,337
251,200	Hawaiian Electric Industries Inc.†	4,387,851	3,398,736
18,000	Hokkaido Electric Power Co. Inc.	148,040	102,645
213,000	Iberdrola SA	1,439,737	5,315,284
40,550	IDACORP Inc.	1,626,118	6,135,215
188,000	Korea Electric Power Corp., ADR	2,056,848	2,274,800
50,000	Kyushu Electric Power Co. Inc.	535,840	505,089
375,500	MGE Energy Inc.	18,447,571	30,618,270
1,494,300	NextEra Energy Inc.	19,511,859	131,154,711
500	NRG Energy Inc.	66,516	73,030
777,500	OGE Energy Corp.	12,912,341	37,833,150
386,600	Otter Tail Corp.	8,228,185	34,786,268
264,500	PG&E Corp.	2,546,006	4,448,890
310,500	Pinnacle West Capital Corp.	13,102,583	33,223,500
131,050	Portland General Electric Co.	5,713,610	6,792,322
540,500	PPL Corp.	16,562,827	19,647,175
314,500	Redeia Corp. SA	3,577,864	5,350,687
29,000	Shikoku Electric Power Co. Inc.	398,791	262,185
10,000	The Chugoku Electric Power Co. Inc.	149,385	54,657
300,000	The Kansai Electric Power Co. Inc.	3,995,759	4,216,919
382,350	The Southern Co.	13,780,807	36,594,719
89,000	Tohoku Electric Power Co. Inc.	1,011,481	582,678
Shares		Cost	Market Value
50,000	Tokyo Electric Power Co. Holdings Inc.†	$133,511	$141,856
199,523	TXNM Energy Inc.	1,718,919	11,328,916
382,516	Xcel Energy Inc.	10,992,996	30,716,035
		242,761,149	699,741,415
	Gas Utilities — 13.4%
65,200	Atmos Energy Corp.	1,749,547	11,232,004
30,000	Chesapeake Utilities Corp.	526,075	3,674,400
34,500	Enagas SA	901,749	668,558
31,250	Italgas SpA	186,726	361,883
93,000	MDU Resources Group Inc.	915,358	1,972,530
1,407,000	National Fuel Gas Co.	62,655,345	108,634,470
14,000	New Jersey Resources Corp.	328,068	784,560
424,000	Northwest Natural Holding Co.	18,858,065	20,801,440
148,000	ONE Gas Inc.	1,495,026	11,406,360
115,300	RGC Resources Inc.	1,739,186	2,755,670
597,000	Southwest Gas Holdings Inc.	16,696,247	52,941,960
109,000	Spire Inc.	3,549,455	8,511,810
366,000	UGI Corp.	7,664,216	12,641,640
		117,265,063	236,387,285
	Independent Power and Renewable Electricity Producers — 4.0%
13,000	Brookfield Renewable Corp.	286,724	482,560
9,700	Clearway Energy Inc., Cl. C	199,969	331,546
57,167	Constellation Energy Corp.	1,428,707	14,198,568
6,520,000	Huaneng Power International Inc., Cl. H	4,040,777	4,555,691
65,000	Ormat Technologies Inc.	1,618,123	7,078,500
8,000	RWE AG	281,707	517,552
200	Talen Energy Corp.†	70,186	76,852
2,904,000	The AES Corp.	29,700,064	42,572,640
2,500	Vistra Corp.	404,906	396,575
83,500	XPLR Infrastructure LP†	598,307	986,135
		38,629,470	71,196,619
	Multi-Utilities — 15.1%
850,000	Algonquin Power & Utilities Corp., New York	2,667,763	4,981,000
448,500	Ameren Corp.	12,701,610	50,698,440
301,300	Avista Corp.	8,078,083	12,326,183
411,500	Black Hills Corp.	10,312,642	30,615,600
122,000	CenterPoint Energy Inc.	2,753,363	5,372,880
59,373	CMS Energy Corp.	208,491	4,542,035
28,800	Consolidated Edison Inc.	1,133,672	3,186,144
363,500	Dominion Energy Inc.	18,821,630	24,823,415
17,200	DTE Energy Co.	1,353,432	2,620,764
20,000	E.ON SE	253,426	411,907
550,000	Hera SpA	1,195,166	2,295,026

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
	Multi-Utilities (Continued)
180,000	National Grid plc	$1,977,557	$2,979,737
32,200	National Grid plc, ADR	1,794,465	2,668,414
260,000	NiSource Inc.	2,319,251	12,363,000
417,000	Northwestern Energy Group Inc.	11,224,573	29,865,540
176,750	Public Service Enterprise Group Inc.	5,043,508	14,345,030
16,900	Sempra	1,420,159	1,566,799
49,000	Unitil Corp.	1,388,045	2,581,810
75,000	Veolia Environnement SA	1,094,275	3,122,726
462,600	WEC Energy Group Inc.	10,477,672	54,017,802
		96,218,783	265,384,252
	Water Utilities — 3.3%
9,000	American States Water Co.	191,679	743,670
98,100	American Water Works Co. Inc.	2,307,260	12,907,998
10,500	Artesian Resources Corp., Cl. A	340,691	356,895
5,500	California Water Service Group	115,084	267,575
7,997	Consolidated Water Co. Ltd.	76,335	235,911
439,750	Essential Utilities Inc.	7,178,649	16,846,823
94,655	H2O America	2,478,718	5,752,184
8,150	Middlesex Water Co.	154,370	457,704
394,000	Severn Trent plc	9,783,843	15,448,686
91,793	The York Water Co.	1,359,174	2,813,455
54,000	United Utilities Group plc, ADR	1,456,223	1,872,720
		25,442,026	57,703,621
	TOTAL UTILITIES	520,316,491	1,330,413,192

	OTHER — 13.5%
	Aerospace & Defense — 0.8%
750,000	Rolls-Royce Holdings plc	1,218,568	14,371,422

	Building and Construction — 0.8%
2,200	Arcosa Inc.	97,046	319,638
37,800	AZZ Inc.	1,257,634	5,860,890
50,000	Bouygues SA	1,651,608	2,788,515
10,250	Everus Construction Group Inc.†	299,469	1,700,988
20,000	Johnson Controls International plc	474,936	2,922,200
1,130	Resideo Technologies Inc.†	19,767	35,143
500	Valmont Industries Inc.	105,008	288,800
		3,905,468	13,916,174
Shares		Cost	Market Value
	Diversified Consumer Services — 0.0%
3,700	Matthews International Corp., Cl. A	$86,666	$99,604

	Diversified Industrial — 0.8%
74,000	GATX Corp.	1,834,711	13,112,060
2,000	Herc Holdings Inc.	248,003	286,680
2,000	Tetra Tech Inc.	32,370	57,780
2,000	Waste Connections Inc.	265,977	333,380
100	WESCO International Inc.	17,574	34,543
		2,398,635	13,824,443
	Electrical Equipment — 0.1%
13,500	Allient Inc.	305,479	1,389,555
10,000	Fluence Energy Inc.†	128,566	198,800
		434,045	1,588,355
	Energy Equipment & Services — 0.2%
18,000	Halliburton Co.	304,468	611,100
80,000	Innovex International Inc.†	1,562,258	1,984,000
6,970	Oceaneering International Inc.†	150,210	282,424
19,000	RPC Inc.	163,428	110,770
26,910	SLB Ltd.	960,386	1,251,046
		3,140,750	4,239,340
	Financial Services — 0.0%
45,000	Kinnevik AB, Cl. A†	630,441	285,417

	Household Durables — 0.4%
320,000	Sony Group Corp., ADR	1,012,172	6,419,200

	Information Technology — 0.1%
500	Badger Meter Inc.	58,922	74,190
700	Belden Inc.	80,551	83,937
1,000	First Solar Inc.†	167,503	235,960
11,800	Landis+Gyr Group AG	718,589	632,351
		1,025,565	1,026,438
	Machinery — 2.5%
54,000	Astec Industries Inc.	1,695,970	3,304,260
3,000	Chart Industries Inc.†	620,658	626,820
80,000	Flowserve Corp.	2,409,349	5,932,800
2,000	Franklin Electric Co. Inc.	197,991	214,380
4,800	Graham Corp.†	41,438	594,192
37,080	ITT Inc.	654,323	7,332,941
3,100	L.B. Foster Co., Cl. A†	30,979	140,027
53,741	Mueller Industries Inc.	460,459	6,606,381
199,000	Mueller Water Products Inc., Cl. A	704,399	5,140,170
13,500	Park-Ohio Holdings Corp.	218,764	519,075
39,500	The Gorman-Rupp Co.	891,098	3,623,730
800	The Timken Co.	50,216	116,256
112,000	Twin Disc Inc.	1,255,784	2,598,400

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Machinery (Continued)
66,000	Xylem Inc.	$1,569,793	$7,801,860
		10,801,221	44,551,292
	Materials — 0.4%
1,500	Air Products and Chemicals Inc.	398,871	439,770
53,000	Freeport-McMoRan Inc.	505,929	3,333,170
7,500	Knife River Corp.†	216,836	627,375
12,200	Vulcan Materials Co.	500,352	3,599,122
		1,621,988	7,999,437
	Oil, Gas & Consumable Fuels — 7.4%
18,000	Alliance Resource Partners LP	0	431,640
33,800	APA Corp.	951,057	1,100,866
16,000	BP plc, ADR	516,077	591,200
256,250	Cameco Corp.	2,511,285	26,101,625
5,500	Cheniere Energy Inc.	832,854	1,314,555
51,200	Chevron Corp.	2,467,518	8,486,912
33,000	CNX Resources Corp.†	277,403	1,119,690
37,000	Devon Energy Corp.	337,599	1,528,840
3,200	Diamondback Energy Inc.	58,071	562,496
552,500	Enbridge Inc.	12,051,876	29,951,025
469,200	Energy Transfer LP	0	8,971,104
3,500	EOG Resources Inc.	247,759	454,055
3,000	EQT Corp.	165,681	159,510
75,000	Equinor ASA	1,693,070	2,375,360
141,000	Kinder Morgan Inc.	1,885,660	4,507,770
750	Occidental Petroleum Corp.	42,537	36,428
465,500	ONEOK Inc.	91,581	40,470,570
40,000	PrairieSky Royalty Ltd.	674,680	895,188
5,000	Secure Waste Infrastructure Corp.	42,902	78,124
48,000	Venture Global Inc., Cl. A	865,482	534,240
		25,713,092	129,671,198
	Real Estate — 0.0%
3,000	Tejon Ranch Co.†	48,800	56,100

	TOTAL OTHER	52,037,411	238,048,420

	COMMUNICATION SERVICES — 6.0%
	Diversified Telecommunication Services — 4.4%
31,000	Anterix Inc.†	931,981	3,191,140
470,000	BCE Inc.	12,482,796	10,109,700
27,500	Cogeco Communications Inc.	823,192	1,228,556
75,000	Cogeco Inc.	1,876,853	3,276,573
453,000	Deutsche Telekom AG, ADR	5,475,677	12,357,840
150,000	Eurotelesites AG†	689,040	757,544
120,000	Grupo Televisa SAB, ADR	259,441	325,200
Shares		Cost	Market Value
1,448,000	Koninklijke KPN NV	$4,219,107	$7,140,757
260,000	Liberty Global Ltd., Cl. A†	1,881,864	2,956,200
242,000	Liberty Global Ltd., Cl. C†	1,659,807	2,662,000
240,005	Liberty Latin America Ltd., Cl. A†	1,513,924	1,881,639
54,000	Liberty Latin America Ltd., Cl. C†	319,700	420,660
1,400,000	Singapore Telecommunications Ltd.	3,438,000	4,772,174
93,000	Sunrise Communications AG, Cl. A	2,786,253	4,626,980
98,200	Swisscom AG, ADR	3,507,289	7,578,094
125,000	Telefonica Brasil SA, ADR	1,744,220	1,645,000
200,000	Telefonica SA, ADR	1,286,763	792,000
680,000	Telekom Austria AG	3,977,576	7,536,590
100,000	Telesat Corp.†	1,232,994	5,062,000
		50,106,477	78,320,647
	Media — 0.3%
12,700	Charter Communications Inc., Cl. A†	695,827	1,806,067
4,000	EchoStar Corp., Cl. A†	42,109	406,000
7,000	Liberty Broadband Corp., Cl. C†	624,141	232,820
38,000	TBS Holdings Inc.	500,062	1,454,842
16,000	Versant Media Group Inc.	507,365	576,160
		2,369,504	4,475,889
	Wireless Telecommunication Services — 1.3%
41,500	America Movil SAB de CV, ADR	514,706	1,078,585
85,500	Array Digital Infrastructure Inc.	2,925,247	3,100,230
17,000	Orange Belgium SA†	335,717	417,620
100,000	Rogers Communications Inc., Cl. B	2,777,102	3,250,000
20,000	SK Telecom Co. Ltd., ADR	450,531	643,200
262,000	Telephone and Data Systems Inc.	5,395,959	9,696,620
34,000	TIM SA, ADR	527,009	728,280
267,500	Turkcell Iletisim Hizmetleri A/S, ADR	2,049,570	1,572,900
18,100	VEON Ltd., ADR†	329,462	945,001
74,000	Vodafone Group plc, ADR	905,734	978,650
		16,211,037	22,411,086
	TOTAL COMMUNICATION SERVICES	68,687,018	105,207,622

	TOTAL COMMON STOCKS	641,040,920	1,673,669,234

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

			Market
Shares		Cost	Value
	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	$0	$52,000

	PREFERRED STOCKS — 0.0%
	COMMUNICATION SERVICES — 0.0%
	Diversified Telecommunication Services — 0.0%
29,401	Liberty Latin America Ltd., Ser. A, 9.000%	768,939	637,697

	RIGHTS — 0.0%
	OTHER — 0.0%
	Health Care — 0.0%
21,000	ABIOMED Inc., CVR†	0	33,600

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.2%
$92,635,000	U.S. Treasury Bills, 3.570% to 3.916%††, 07/02/26 to 12/31/26	92,132,244	92,128,457

	TOTAL INVESTMENTS — 100.2%	$733,942,103	1,766,520,988

	Other Assets and Liabilities (Net) — (0.2)%		(3,787,661)

	NET ASSETS — 100.0%		$1,762,733,327

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $733,942,103)	$1,766,520,988
Cash	142,343
Foreign currency, at value (cost $12,786)	12,836
Receivable for Fund shares sold	3,661,262
Receivable for investments sold	444,314
Dividends receivable	4,167,814
Prepaid expenses	92,410
Total Assets	1,775,041,967
Liabilities:
Distributions payable	3,210
Payable for investments purchased	9,565,856
Payable for Fund shares redeemed	529,136
Payable for investment advisory fees	1,438,973
Payable for distribution fees	339,671
Payable for accounting fees	3,750
Other accrued expenses	428,044
Total Liabilities	12,308,640
Net Assets
(applicable to 338,975,088 shares outstanding)	$1,762,733,327

Net Assets Consist of:
Paid-in capital	$823,459,967
Total distributable earnings	939,273,360
Net Assets	$1,762,733,327

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($264,465,660 ÷ 54,599,150 shares outstanding)	$4.84
Class A:
Net Asset Value and redemption price per share ($932,302,381 ÷ 184,109,821 shares outstanding)	$5.06
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$5.37
Class C:
Net Asset Value and offering price per share ($115,624,270 ÷ 21,235,780 shares outstanding)	$5.44	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($450,341,016 ÷ 79,030,337 shares outstanding)	$5.70

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $704,950)	$28,965,892
Interest	875,553
Total Investment Income	29,841,445
Expenses:
Investment advisory fees	8,705,471
Distribution fees - Class AAA	319,812
Distribution fees - Class A	1,163,965
Distribution fees - Class C	590,791
Shareholder services fees	648,581
Shareholder communications expenses	191,505
Custodian fees	77,307
Registration expenses	51,011
Trustees’ fees	41,000
Legal and audit fees	32,952
Accounting fees	22,500
Interest expense	873
Miscellaneous expenses	53,616
Total Expenses	11,899,384
Net Investment Income	17,942,061

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	50,873,208
Net realized loss on foreign currency transactions	(18,823)
Net realized gain on investments and foreign currency transactions	50,854,385
Net change in unrealized appreciation/(depreciation):
on investments	79,861,836
on foreign currency translations	(24,486)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	79,837,350
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	130,691,735
Net Increase in Net Assets Resulting from Operations	$148,633,796

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$17,942,061	$29,986,655
Net realized gain on investments, forward foreign exchange contracts and foreign currency transactions	50,854,385	49,802,408
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	79,837,350	162,225,376
Net Increase in Net Assets Resulting from Operations	148,633,796	242,014,439

Distributions to Shareholders:
Accumulated earnings
Class AAA	(22,503,675)	(12,521,708)
Class A	(78,471,358)	(45,515,798)
Class C	(9,242,357)	(5,860,895)
Class I	(32,952,883)	(18,727,957)
	(143,170,273)	(82,626,358)
Return of capital
Class AAA	—	(27,713,821)
Class A	—	(101,209,760)
Class C	—	(13,145,797)
Class I	—	(39,074,964)
	—	(181,144,342)
Total Distributions to Shareholders	(143,170,273)	(263,770,700)

Shares of Beneficial Interest Transactions:
Class AAA	25,692,049	29,380,130
Class A	54,450,439	80,622,223
Class C	783,706	(3,381,445)
Class I	48,906,488	66,157,318
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	129,832,682	172,778,226

Redemption Fees	468	3,286

Net Increase in Net Assets	135,296,673	151,025,251

Net Assets:
Beginning of year	1,627,436,654	1,476,411,403
End of period	$1,762,733,327	$1,627,436,654

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2026(d)	$4.84	$0.05	$0.39	$0.44	$(0.44)	$—	$—	$(0.44)	$0.00	$4.84	9.05%	$264,466	2.05	%(e)	1.38	%(e)(f)	2%
2025	4.94	0.10	0.68	0.78	(0.14)	(0.16)	(0.58)	(0.88)	0.00	4.84	16.82	239,652	1.90		1.38	(f)	1
2024	5.33	0.11	0.54	0.65	(0.12)	(0.32)	(0.60)	(1.04)	0.00	4.94	13.00	215,757	2.09		1.32		1
2023	6.66	0.12	(0.55)	(0.43)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.33	(6.53)	229,072	1.94		1.43		1
2022	7.98	0.11	(0.53)	(0.42)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.66	(5.41)	278,910	1.47		1.39		2
2021	7.60	0.14	1.12	1.26	(0.12)	(0.05)	(0.71)	(0.88)	0.00	7.98	17.49	304,540	1.76		1.36	(g)	3
Class A
2026(d)	$5.04	$0.05	$0.41	$0.46	$(0.44)	$—	$—	$(0.44)	$0.00	$5.06	9.09%	$932,302	2.05	%(e)	1.38	%(e)(f)	2%
2025	5.12	0.10	0.71	0.81	(0.11)	(0.16)	(0.62)	(0.89)	0.00	5.04	16.68	876,191	1.90		1.38	(f)	1
2024	5.49	0.11	0.57	0.68	(0.12)	(0.32)	(0.61)	(1.05)	0.00	5.12	13.17	809,839	2.08		1.32		1
2023	6.84	0.12	(0.57)	(0.45)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.49	(6.62)	818,667	1.94		1.43		1
2022	8.17	0.11	(0.54)	(0.43)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.84	(5.35)	1,007,287	1.47		1.39		2
2021	7.77	0.14	1.14	1.28	(0.12)	(0.05)	(0.71)	(0.88)	0.00	8.17	17.35	1,079,497	1.76		1.36	(g)	3
Class C
2026(d)	$5.41	$0.04	$0.43	$0.47	$(0.44)	$—	$—	$(0.44)	$0.00	$5.44	8.64%	$115,624	1.29	%(e)	2.13	%(e)(f)	2%
2025	5.48	0.06	0.76	0.82	(0.11)	(0.16)	(0.62)	(0.89)	0.00	5.41	15.83	114,177	1.14		2.13	(f)	1
2024	5.87	0.12	0.56	0.68	(0.08)	(0.32)	(0.67)	(1.07)	0.00	5.48	12.21	118,875	1.41		2.07		1
2023	7.30	0.09	(0.61)	(0.52)	(0.06)	(0.18)	(0.67)	(0.91)	0.00	5.87	(7.23)	16,579	1.34		2.19		1
2022	7.90	0.02	(0.32)	(0.30)	(0.05)	(0.08)	(0.17)	(0.30)	0.00	7.30	(6.08)	6,215	0.97	(e)	2.21	(e)	2
Class C1
2023*	$3.16	$0.03	$(0.25)	$(0.22)	$(0.10)	$(0.15)	$(0.63)	$(0.88)	$0.00	$2.06	(7.23)%	$166,280	1.15%		2.18%		1%
2022	4.29	0.03	(0.28)	(0.25)	(0.10)	(0.09)	(0.69)	(0.88)	0.00	3.16	(6.08)	291,447	0.71		2.14		2
2021	4.50	0.04	0.63	0.67	(0.10)	(0.05)	(0.73)	(0.88)	0.00	4.29	16.32	403,372	1.00		2.11	(g)	3
Class I
2026(d)	$5.62	$0.07	$0.45	$0.52	$(0.44)	$—	$—	$(0.44)	$0.00	$5.70	9.24%	$450,341	2.31	%(e)	1.13	%(e)(f)	2%
2025	5.60	0.12	0.80	0.92	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.62	17.25	397,417	2.15		1.13	(f)	1
2024	5.93	0.14	0.60	0.74	(0.13)	(0.32)	(0.62)	(1.07)	0.00	5.60	13.25	331,940	2.27		1.07		1
2023	7.30	0.14	(0.60)	(0.46)	(0.12)	(0.18)	(0.61)	(0.91)	0.00	5.93	(6.36)	312,584	2.20		1.18		1
2022	8.64	0.14	(0.57)	(0.43)	(0.09)	(0.12)	(0.70)	(0.91)	0.00	7.30	(5.10)	362,923	1.73		1.14		2
2021	8.15	0.17	1.20	1.37	(0.14)	(0.05)	(0.69)	(0.88)	0.00	8.64	17.66	365,294	2.01		1.11	(g)	3

*	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was minimal impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(d)	For the six months ended June 30, 2026, unaudited.
(e)	Annualized.
(f)	The Fund incurred interest expense during the six months ended June 30, 2026 and the year ended December 31, 2025 and there was minimal impact on the expense ratios.
(g)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the year ended December 31, 2021, there was minimal impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utilities Fund (the Fund) was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on August 31, 1999.

The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$1,673,669,234	—	$1,673,669,234
Closed-End Funds	—	$52,000	52,000
Preferred Stocks (a)	637,697	—	637,697
Rights (a)	—	33,600	33,600
U.S. Government Obligations	—	92,128,457	92,128,457
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,674,306,931	$92,214,057	$1,766,520,988

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available,

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2026, the Fund did not hold any restricted securities.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended June 30, 2026, the Fund did not incur such expenses.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$33,058,308
Long term capital gains	49,568,049
Return of capital	181,144,342
Total distributions paid	$263,770,699

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. During the year ended December 31, 2025, the fixed distribution policy resulted in a return in capital distributions.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$740,706,324	$1,039,343,658	$(13,528,994)	$1,025,814,664

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities and U.S. Government obligations, aggregated $28,264,310 and $90,532,162, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2026, the Fund paid $8,141 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $381,316 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2026, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. On April 10, 2026, Bank of New York Mellon became Custodian to the Fund. On April 10, 2026, the Fund became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which the Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026, the Fund terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Fund. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2026, there were no borrowings outstanding under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Effective August 31, 2022 (the Effective Date), the Fund’s Class C1 shares were “closed to purchases from new investors.” “Closed to purchases from new investors” means neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund. On March 25, 2024 shareholders owning Class C1 shares had their Class C1 shares converted to Class C shares of the Fund equal to the aggregate value of each shareholder’s Class C1 shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2026 and the fiscal year ended December 31, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	7,875,323	$39,735,089	9,300,725	$46,616,759
Shares issued upon reinvestment of distributions	4,238,211	21,345,165	7,623,934	38,039,860
Shares redeemed	(7,032,323)	(35,388,205)	(11,071,688)	(55,276,489)
Net increase	5,081,211	$25,692,049	5,852,971	$29,380,130
Class A
Shares sold	14,769,587	$77,868,518	24,759,867	$129,052,341
Shares issued upon reinvestment of distributions	14,161,105	74,490,200	26,724,204	138,592,075
Shares redeemed	(18,612,702)	(97,908,279)	(35,953,657)	(187,022,193)
Net increase	10,317,990	$54,450,439	15,530,414	$80,622,223
Class C
Shares sold	1,417,751	$8,044,297	2,883,121	$16,151,995
Shares issued upon reinvestment of distributions	1,597,714	9,026,090	3,329,864	18,514,366
Shares redeemed	(2,883,946)	(16,286,681)	(6,816,732)	(38,047,806)
Net increase/(decrease)	131,519	$783,706	(603,747)	$(3,381,445)
Class I
Shares sold	10,193,277	$60,216,621	17,767,395	$102,223,527
Shares issued upon reinvestment of distributions	5,214,146	30,720,111	9,454,166	54,216,570
Shares redeemed	(7,136,778)	(42,030,244)	(15,685,782)	(90,282,779)
Net increase	8,270,645	$48,906,488	11,535,779	$66,157,318

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2026 the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics from Rollins College and an MBA degree in Finance from the University of Notre Dame.

Justin Bergner, CFA, is a Vice President at Gabelli & Company and a portfolio manager for Gabelli Funds LLC. Justin rejoined Gabelli & Company in 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli & Company in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Prior to business school, Mr. Bergner worked in management consulting at both Bain & Company and Dean & Company. Mr. Bergner graduated cum laude from Yale University with a BA in Economics and Mathematics and received an MBA in Finance and Accounting from the Wharton School at the University of Pennsylvania.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

TRUSTEES
Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

Mary E. Hauck
Former Senior
Portfolio Manager,
Gabelli-O'Connor Fixed
Income Mutual Fund
Management Co.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

OFFICERS
John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
The Bank of New York Mellon

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT
SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q226SAR

GABELLI FUNDS

THE GABELLI UTILITIES FUND

Semiannual Report
June 30, 2026

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2026(d)	$4.84	$0.05	$0.39	$0.44	$(0.44)	$—	$—	$(0.44)	$0.00	$4.84	9.05%	$264,466	2.05	%(e)	1.38	%(e)(f)	2%
2025	4.94	0.10	0.68	0.78	(0.14)	(0.16)	(0.58)	(0.88)	0.00	4.84	16.82	239,652	1.90		1.38	(f)	1
2024	5.33	0.11	0.54	0.65	(0.12)	(0.32)	(0.60)	(1.04)	0.00	4.94	13.00	215,757	2.09		1.32		1
2023	6.66	0.12	(0.55)	(0.43)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.33	(6.53)	229,072	1.94		1.43		1
2022	7.98	0.11	(0.53)	(0.42)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.66	(5.41)	278,910	1.47		1.39		2
2021	7.60	0.14	1.12	1.26	(0.12)	(0.05)	(0.71)	(0.88)	0.00	7.98	17.49	304,540	1.76		1.36	(g)	3
Class A
2026(d)	$5.04	$0.05	$0.41	$0.46	$(0.44)	$—	$—	$(0.44)	$0.00	$5.06	9.09%	$932,302	2.05	%(e)	1.38	%(e)(f)	2%
2025	5.12	0.10	0.71	0.81	(0.11)	(0.16)	(0.62)	(0.89)	0.00	5.04	16.68	876,191	1.90		1.38	(f)	1
2024	5.49	0.11	0.57	0.68	(0.12)	(0.32)	(0.61)	(1.05)	0.00	5.12	13.17	809,839	2.08		1.32		1
2023	6.84	0.12	(0.57)	(0.45)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.49	(6.62)	818,667	1.94		1.43		1
2022	8.17	0.11	(0.54)	(0.43)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.84	(5.35)	1,007,287	1.47		1.39		2
2021	7.77	0.14	1.14	1.28	(0.12)	(0.05)	(0.71)	(0.88)	0.00	8.17	17.35	1,079,497	1.76		1.36	(g)	3
Class C
2026(d)	$5.41	$0.04	$0.43	$0.47	$(0.44)	$—	$—	$(0.44)	$0.00	$5.44	8.64%	$115,624	1.29	%(e)	2.13	%(e)(f)	2%
2025	5.48	0.06	0.76	0.82	(0.11)	(0.16)	(0.62)	(0.89)	0.00	5.41	15.83	114,177	1.14		2.13	(f)	1
2024	5.87	0.12	0.56	0.68	(0.08)	(0.32)	(0.67)	(1.07)	0.00	5.48	12.21	118,875	1.41		2.07		1
2023	7.30	0.09	(0.61)	(0.52)	(0.06)	(0.18)	(0.67)	(0.91)	0.00	5.87	(7.23)	16,579	1.34		2.19		1
2022	7.90	0.02	(0.32)	(0.30)	(0.05)	(0.08)	(0.17)	(0.30)	0.00	7.30	(6.08)	6,215	0.97	(e)	2.21	(e)	2
Class C1
2023*	$3.16	$0.03	$(0.25)	$(0.22)	$(0.10)	$(0.15)	$(0.63)	$(0.88)	$0.00	$2.06	(7.23)%	$166,280	1.15%		2.18%		1%
2022	4.29	0.03	(0.28)	(0.25)	(0.10)	(0.09)	(0.69)	(0.88)	0.00	3.16	(6.08)	291,447	0.71		2.14		2
2021	4.50	0.04	0.63	0.67	(0.10)	(0.05)	(0.73)	(0.88)	0.00	4.29	16.32	403,372	1.00		2.11	(g)	3
Class I
2026(d)	$5.62	$0.07	$0.45	$0.52	$(0.44)	$—	$—	$(0.44)	$0.00	$5.70	9.24%	$450,341	2.31	%(e)	1.13	%(e)(f)	2%
2025	5.60	0.12	0.80	0.92	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.62	17.25	397,417	2.15		1.13	(f)	1
2024	5.93	0.14	0.60	0.74	(0.13)	(0.32)	(0.62)	(1.07)	0.00	5.60	13.25	331,940	2.27		1.07		1
2023	7.30	0.14	(0.60)	(0.46)	(0.12)	(0.18)	(0.61)	(0.91)	0.00	5.93	(6.36)	312,584	2.20		1.18		1
2022	8.64	0.14	(0.57)	(0.43)	(0.09)	(0.12)	(0.70)	(0.91)	0.00	7.30	(5.10)	362,923	1.73		1.14		2
2021	8.15	0.17	1.20	1.37	(0.14)	(0.05)	(0.69)	(0.88)	0.00	8.64	17.66	365,294	2.01		1.11	(g)	3

*	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was minimal impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(d)	For the six months ended June 30, 2026, unaudited.
(e)	Annualized.
(f)	The Fund incurred interest expense during the six months ended June 30, 2026 and the year ended December 31, 2025 and there was minimal impact on the expense ratios.
(g)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the year ended December 31, 2021, there was minimal impact on the expense ratios.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Vincent D. Enright	$14,500
Mary E. Hauck	$13,000
Werner J. Roeder	$13,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 10, 2026, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2025) of the Fund against a peer group of six other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional utility funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one-year period and the fourth quartile for the three-, five-, and ten-year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the one-year period, the fourth quintile for three-year period, and the fifth quintile for the five-, and ten-year periods. The Independent Board Members discussed this performance noting the Fund’s strong performance in the past year and that that based on some metrics relative performance had improved in recent periods relative to the Fund’s longer term performance. The Independent Board Members also considered the portfolio commentary and outlook provided by the Adviser at the Meeting, including its anticipated outlook for the utilities industry.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the six other utility funds in the Adviser Peer Group, and a peer group selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average within the peer groups. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an adequate overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.